Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Our significant related party transactions occurring during the three months ended March 31, 2017 and 2016 are described below. We believe that all of the transactions with our related parties were on terms that approximate market.
Glencore ownership
As of March 31, 2017, Glencore plc and its affiliates (together "Glencore") owned 42.9% of Century’s outstanding common stock (47.5% on a fully-diluted basis assuming the conversion of all of the Series A Convertible Preferred Stock) and all of our outstanding Series A Convertible Preferred Stock. From time to time Century and Glencore enter into various transactions for the purchase and sale of primary aluminum, purchase and sale of alumina, tolling agreements and certain forward financial contracts.
Sales to Glencore
For the three months ended March 31, 2017 and 2016 we derived approximately 77% and 88%, respectively, of our consolidated sales from Glencore.

Glencore purchased aluminum produced at our North American smelters during 2016 under a purchase and sale agreement, effective as of December 31, 2014 (the "2015-2016 US Sales Agreement"). The 2015-2016 US Sales Agreement expired on December 31, 2016. We have since entered into a new agreement with Glencore pursuant to which Glencore has agreed to purchase aluminum produced at our North American smelters in 2017. The pricing for aluminum sold under these agreements is determined by reference to the Midwest Transaction Price plus additional negotiated product premiums.
We have also entered into an agreement with Glencore pursuant to which Glencore has agreed to purchase substantially all of the primary aluminum produced at Grundartangi through 2017 at prices based on the LME price for primary aluminum plus the European Duty Paid premium and any applicable product premiums.
Glencore purchases the aluminum we produce for resale.
Purchases from Glencore
We purchase alumina from Glencore under a long-term supply agreement and on a spot basis. Pursuant to our current agreement, Glencore has agreed to supply us with alumina through 2017 at prices indexed to the LME price of primary aluminum. In 2016 and 2017, upon mutual agreement, all of our purchases from Glencore under this agreement were priced based on a published alumina index.

Financial contracts with Glencore
During 2017, we entered into certain financial contracts with Glencore. Refer to Note 15 Derivatives to the consolidated financial statements included herein.
Transactions with Baise Haohai Carbon Co., Ltd. ("BHH")
We own a 40% stake in BHH, a joint venture that owns a carbon anode and cathode facility located in the Guangxi Zhuang Autonomous Region of south China.  We have an agreement with BHH to provide carbon anodes to Grundartangi through December 31, 2017.
Summary
A summary of the aforementioned significant related party transactions for the three months ended March 31, 2017 and 2016 is as follows:

	Three months ended March 31,
	2017	2016
Net sales to Glencore	$280,573	$280,377
Purchases from Glencore	71,581	44,013
Purchases from BHH	2,780	2,383

Related party transactions
The significant related party transactions occurring during the years ended December 31, 2016, 2015 and 2014 are described below. We believe that all of our transactions with Glencore were at prices that approximate market.
Glencore ownership
As of December 31, 2016, Glencore owns 42.9% of Century’s outstanding common stock (47.5% on a fully-diluted basis assuming the conversion of all of the Series A Convertible Preferred Stock) and all of our outstanding Series A Convertible Preferred stock.  See Note 7 Shareholder's equity for a full description of our outstanding Series A Convertible Preferred stock. From time to time Century and Glencore enter into various transactions for the purchase and sale of primary aluminum, purchase and sale of alumina, tolling agreements and certain forward financial contracts.
Sales to Glencore
For the year ended December 31, 2016, we derived approximately 89% of our consolidated sales from Glencore.
Glencore purchased substantially all of the aluminum produced at our North American smelters during 2016 under a purchase and sale agreement, effective as of December 31, 2014 (the "2015-2016 US Sales Agreement"). The 2015-2016 US Sales Agreement expired on December 31, 2016. We have since entered into a new agreement with Glencore pursuant to which Glencore has agreed to purchase certain aluminum products produced at our North American smelters in 2017. The pricing for aluminum sold under these agreements is determined by reference to the Midwest Transaction Price plus additional negotiated product premiums.
We have also entered into an agreement with Glencore pursuant to which Glencore has agreed to purchase substantially all of the primary aluminum produced at Grundartangi through 2017 at prices based on the LME price for primary aluminum plus the European Duty Paid premium and any applicable product premiums. We also received tolling fees from Glencore under a tolling agreement that provided for delivery of primary aluminum produced at Grundartangi through June 2016. The fee paid by Glencore under this tolling agreement was based on the LME price for primary aluminum plus a portion of the European Duty Paid premium.
Glencore purchases the aluminum we produce for resale.
Purchases from Glencore
We purchase a portion of our alumina requirements from Glencore under a long-term supply agreement and on a spot basis. Pursuant to our current agreement, Glencore has agreed to supply us with alumina through 2017 at prices based on a published alumina index.
Financial contracts with Glencore
During 2016, we entered into certain financial contracts with Glencore. As of December 31, 2016, we had an open position of 60,600 tonnes related to LME forward financial sales contracts with Glencore to fix the forward LME price (the “Forward Sales Contracts”). The Forward Sales Contracts settle monthly, on a ratable basis, through December 31, 2017. From time to time, we enter into financial contracts to offset fixed price sales arrangements with certain of our customers. As of December 31, 2016, we had an open position related to such arrangements of 9,531 tonnes (the “fixed for floating swaps”). Fixed for floating swaps settle at various dates up to and including January 2018.
Changes in fair value and settlements of these derivative instruments are not material to the consolidated financial statements for all periods presented.
Transactions with BHH
We own a 40% stake in BHH and purchase carbon anodes from them for use in our manufacturing operations.   In the fourth quarter of 2015, we completed the construction of a second furnace at our carbon anode facility in Vlissingen, Netherlands. This investment increases our capacity to produce carbon anodes and reduces our need to source carbon anodes from BHH. As a result, in the fourth quarter of 2015, we made the decision to pursue an exit from our investment in BHH. In connection with our exit plan, we concluded that our investment in BHH was other than temporarily impaired and recorded a charge of $11,584.  Fair value for the investment was based on a proposed sale transaction for a portion of the investment.
Summary
A summary of the aforementioned significant related party transactions for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Year Ended December 31,
	2016	2015	2014
Net sales to Glencore	$1,178,631	$1,867,711	$1,262,101
Purchases from Glencore	231,850	393,158	285,167
Purchases from BHH	10,127	46,592	47,804